Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

Abbott Labs	     Common    002824100     19790    343697  SH          Sole
Accenture Ltd	     Common    G1150G111     10995    289341  SH	  Sole
Alcon Inc	     Common    H01301102     21182    131149  SH          Sole
Auto Data Processing Common    053015103     16385    383270  SH          Sole
Autodesk	     Common    052769106     17910    533834  SH          Sole
Bard (C.R)	     Common    067383109     17762    187223  SH	  Sole
CH Robinson Inc	     Common    12541W209     10375    203587  SH	  Sole
Cisco Sys Inc        Common    17275R102     20212    895943  SH          Sole
Expeditors Intl      Common    302130109      9883    283681  SH          Sole
Factset		     Common    303075105       206      3944  SH          Sole
Google		     Common    38259P508     18935     47276  SH          Sole
Mastercard	     Common    57636Q104     17358     97887  SH          Sole
Microsoft Corp.      Common    594918104     18219    682604  SH          Sole
Oracle Corp	     Common    68389X105     20432   1005990  SH          Sole
Qualcomm Inc         Common    747525103     18434    428986  SH	  Sole
St. Jude Medical Inc Common    790849103     17385    399740  SH          Sole
Stryker		     Common    863667101     20733    332800  SH	  Sole
Varian Medical Sys   Common    92220P105     24964    436962  SH	  Sole
Visa Inc             Common    92826C839      6353    103481  SH          Sole